Organization and Basis of Presentation (Details) $ in Millions	Dec. 31, 2019 USD ($)
Accounting Policies [Abstract]
2018	$ 3.6
2019	3.2
2020	2.8
2021	2.0
2022	0.6
Total	$ 12.2